Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of property plant and equipment

($ millions)	2018	2017
Exploration and evaluation assets at cost	2,325.0	2,305.1
Accumulated amortization	(1,852.4)	(1,670.2)
Net carrying amount	472.6	634.9

Reconciliation of movements during the year
Cost, beginning of year	2,305.1	2,080.7
Accumulated amortization, beginning of year	(1,670.2)	(1,582.6)
Net carrying amount, beginning of year	634.9	498.1

Net carrying amount, beginning of year	634.9	498.1
Acquisitions through business combinations, net	10.2	116.9
Additions	673.3	729.1
Dispositions	(7.5)	(12.9)
Transfers to property, plant and equipment	(705.9)	(541.4)
Amortization	(157.2)	(134.3)
Foreign exchange	24.8	(20.6)
Net carrying amount, end of year	472.6	634.9

($ millions)	2018	2017
Development and production assets	26,635.3	25,881.1
Corporate assets	114.6	106.4
Property, plant and equipment at cost	26,749.9	25,987.5
Accumulated depletion, depreciation and impairment	(16,319.7)	(11,925.1)
Net carrying amount	10,430.2	14,062.4

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	25,881.1	24,846.9
Accumulated depletion and impairment, beginning of year	(11,877.1)	(10,735.5)
Net carrying amount, beginning of year	14,004.0	14,111.4

Net carrying amount, beginning of year	14,004.0	14,111.4
Acquisitions through business combinations, net	12.2	220.2
Additions	1,083.6	1,211.8
Dispositions, net	(523.8)	(332.7)
Transfers from exploration and evaluation assets	705.9	541.4
Reclassified as assets held for sale	—	(26.4)
Depletion	(1,412.4)	(1,394.4)
Impairment	(3,704.8)	(203.6)
Foreign exchange	208.4	(123.7)
Net carrying amount, end of year	10,373.1	14,004.0

Cost, end of year	26,635.3	25,881.1
Accumulated depletion and impairment, end of year	(16,262.2)	(11,877.1)
Net carrying amount, end of year	10,373.1	14,004.0

Corporate assets
Cost, beginning of year	106.4	102.4
Accumulated depreciation, beginning of year	(48.0)	(38.9)
Net carrying amount, beginning of year	58.4	63.5

Net carrying amount, beginning of year	58.4	63.5
Additions	7.7	4.2
Depreciation	(9.2)	(9.1)
Foreign exchange	0.2	(0.2)
Net carrying amount, end of year	57.1	58.4

Cost, end of year	114.6	106.4
Accumulated depreciation, end of year	(57.5)	(48.0)
Net carrying amount, end of year	57.1	58.4

Schedule of Forecast Benchmark Commodity Prices And Exchange Rates for Impairment of Property, Plant and Equipment
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at December 31, 2018:

	2019	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029 (3)
WTI ($US/bbl) (1)	58.58	64.60	68.20	71.00	72.81	74.59	76.42	78.40	79.98	81.59	83.22
Exchange Rate ($US/$Cdn)	0.757	0.782	0.797	0.803	0.807	0.808	0.808	0.808	0.808	0.808	0.808
WTI ($Cdn/bbl)	77.38	82.61	85.57	88.42	90.22	92.31	94.58	97.03	98.99	100.98	103.00
AECO ($Cdn/MMbtu) (1)	1.88	2.31	2.74	3.05	3.21	3.31	3.39	3.46	3.54	3.62	3.70

(1)	The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.

(2)	Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2029 to the end of the reserve life. Exchange rates are assumed to be constant at 0.808.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at December 31, 2017:

	2018	2019	2020	2021	2022	2023	2024	2025	2026	2027	2028 (2)
WTI ($US/bbl) (1)	55.00	65.00	70.00	73.00	74.46	75.95	77.47	79.02	80.60	82.21	83.85
Exchange Rate ($US/$Cdn)	0.790	0.820	0.850	0.850	0.850	0.850	0.850	0.850	0.850	0.850	0.850
WTI ($Cdn/bbl)	69.62	79.27	82.35	85.88	87.60	89.35	91.14	92.96	94.82	96.72	98.65
AECO ($Cdn/MMbtu) (1)	2.85	3.11	3.65	3.80	3.95	4.05	4.15	4.25	4.36	4.46	4.57

(1)	The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.

(2)	Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2028 to the end of the reserve life. Exchange rates are assumed to be constant at 0.850.

Schedule of Impairment Loss and Reversal of Impairment Loss
The following table summarizes the impairment expense for the year ended December 31, 2018 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment	Impairment, net of tax
Southeast Saskatchewan	Canada	5,250.6	15.00%	1,782.1	1,300.9
Utah	U.S.	931.7	18.00%	873.5	658.4
Southwest Saskatchewan	Canada	1,975.2	15.00%	549.4	401.1
Southern Alberta (1)	Canada	872.7	15.00%	404.8	295.5
Northern U.S.	U.S.	878.7	15.00%	83.8	63.2
Northern Alberta	Canada	3.9	15.00%	11.2	8.2
Total impairment (2)		9,912.8		3,704.8	2,727.3

(1)
At September 30, 2018, the Company classified certain non-core assets as held for sale. Immediately before classifying the assets as held for sale, the Company conducted a review of the assets' recoverable amounts and recorded an impairment loss of $14.1 million related to PP&E.

(2)
At December 31, 2018, accumulated after tax impairment losses, net of depletion had no impairment loss been recognized in prior periods for the Canada and U.S. operating segments were $3.29 billion and $879.9 million, respectively.

The following table summarizes the impairment and recovery for the year ended December 31, 2017 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	(Impairment) / Recovery	(Impairment) / Recovery, net of tax
Southeast Saskatchewan	Canada	6,946.2	10.25%	(281.7)	(206.1)
Southwest Saskatchewan	Canada	2,412.6	10.25%	(164.1)	(120.0)
Southern Alberta	Canada	1,217.9	11.00%	(109.6)	(80.2)
Northern U.S.	U.S.	976.5	10.50%	87.9	54.6
Utah	U.S.	1,482.4	10.25%	263.9	164.0
Total impairment		13,035.6		(203.6)	(187.7)

Schedule of Impact on Income Before Tax For Changes in Discount Rate and Forecast Benchmark Commodity Price Estimates
The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at December 31, 2018, with all other variables held constant:

CGU ($ millions)	Discount Rate		Commodity Prices
	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(350.2)	385.5	640.6	(639.8)
Utah	(46.8)	53.8	140.7	(111.0)
Southwest Saskatchewan	(135.8)	149.7	240.9	(240.6)
Southern Alberta	(70.0)	77.2	133.8	(132.5)
Northern U.S.	(57.6)	65.6	83.8	(101.0)
Northern Alberta	(0.4)	0.5	1.0	(1.0)
Increase (decrease)	(660.8)	732.3	1,240.8	(1,225.9)
The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at December 31, 2017, with all other variables held constant:

CGU ($ millions)	Discount Rate		Commodity Prices
	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(559.4)	627.7	831.9	(839.6)
Southwest Saskatchewan	(209.6)	235.6	306.0	(305.7)
Southern Alberta	(114.3)	128.1	176.7	(175.8)
Northern U.S.	—	—	—	—
Utah	(103.6)	116.4	174.9	(173.6)
Increase (decrease)	(986.9)	1,107.8	1,489.5	(1,494.7)